JPMORGAN TRUST I

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectus dated July 1, 2010

J.P. Morgan Income Funds

JPMorgan Emerging Markets Debt Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

Prospectus dated July 1, 2010

J.P. Morgan Income Funds

JPMorgan Credit Opportunities Fund

Prospectus dated November 23, 2010

J.P. Morgan Income Funds

JPMorgan Inflation Managed Bond Fund

Prospectus dated March 12, 2010, as supplemented April 30, 2010

J.P. Morgan Income Funds

JPMorgan Multi-Sector Income Fund

Prospectus dated November 18, 2010

J.P. Morgan U.S. Equity Funds

JPMorgan Diversified Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Value Plus Fund

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2010

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Core Fund

Prospectus dated November 29, 2010

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus dated November 1, 2010, as supplemented December 27, 2010

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund

Prospectus dated July 1, 2010

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Prospectus dated July 1, 2010

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

Prospectus dated July 1, 2010

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses dated November 1, 2010

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

Prospectus dated November 1, 2010

SUP-CEX-L-211

J.P. Morgan Specialty Funds

JPMorgan U.S. Real Estate Fund

Prospectus dated May 1, 2010

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Funds

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Value Fund

Prospectus dated December 31, 2010

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2010

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2010

JPMORGAN VALUE OPPORTUNITIES FUND, INC.

JPMorgan Value Opportunities Fund

Prospectus dated November 1, 2010

(Class C Shares)

Supplement dated February 28, 2011

to the Prospectuses as dated above, as supplemented

Effective immediately, the text relating to the exchange privileges for Class C Shares under “How to Do Business with the Funds — EXCHANGING FUND SHARES” is hereby deleted and replaced with the following:

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds. Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

Class C Shares of any J.P. Morgan Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same J.P. Morgan Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any contingent deferred sales charge.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE